Annual Fund Operating Expenses - Invesco SP SmallCap High Dividend Low Volatility ETF - ETF	Dec. 21, 2020
Operating Expenses:
Management Fees	0.30%
Other Expenses	none
Total Annual Fund Operating Expenses	0.30%